Income taxes - Schedule of Effective Income Tax (Parentheticals) (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Effective Income Tax [Abstract]
Income tax computed at statutory EIT rate, percentage	25.00%	25.00%